Selected Quarterly Financial Data (unaudited)	6 Months Ended
Jun. 30, 2013
Selected Quarterly Financial Data (unaudited)
Selected Quarterly Financial Data (unaudited)

12. Selected Quarterly Financial Data (unaudited)

The following table contains quarterly financial information for 2013, 2012 and 2011. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	First Quarter	Second Quarter
Six Months Ended June 30, 2013
License income, net	$—	$—
Total operating expenses	13,759,000	11,740,000
Other income (expense), net	(367,000)	(518,000)
Net loss	(14,126,000)	(12,258,000)
Net loss per share, basic and diluted	$(0.77)	$(0.67)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2012
License income, net	$1,748,000	$16,003,000	$—	$—
Total operating expenses	8,680,000	10,868,000	16,362,000	17,779 ,000
Other income (expense), net	49,000	(629,000)	(24,000)	(257,000)
Net (loss) income	(6,883,000)	4,506,000	(16,386,000)	(18,036,000)
Net (loss) income per share, basic(restated)(1)	$(4.91)	$3.17	$(11.41)	$(1.18)
Net (loss) income per share, diluted (restated)(1)	$(4.91)	$0.32	$(11.41)	$(1.18)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2011
License income, net	$3,058,000	$3,059,000	$3,058,000	$2,622,000
Total operating expenses	4,856,000	4,699,000	4,972,000	8,118,000
Other income (expense), net	94,000	139,000	(405,000)	(132,000)
Net loss	(1,704,000)	(1,501,000)	(2,319,000)	(5,628,000)
Net loss per share, basic and diluted (restated)(1)	$(1.22)	$(1.07)	$(1.66)	$(4.02)
(1)
Refer to Note 2, "Summary of Significant Accounting Policies—Restatement" for a description of restatement.